SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Pro forma net revenues	$ 1,090,617	$ 1,516,622
Pro forma net loss	$ (1,110,022)	$ (926,798)